Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Short-term borrowings	¥ 464,655	¥ 149,272
Unsecured loans, weighted-average interest rate of 7.70%
Short-term Debt [Line Items]
Short-term borrowings		86,467
Unsecured Loans Weighted Average Interest Rate 7.29%
Short-term Debt [Line Items]
Short-term borrowings	64,046
Secured Loans Weighted Average Interest Rate 0.00%
Short-term Debt [Line Items]
Short-term borrowings	20,000
Repurchase agreement, weighted average interest rate of 0.01%
Short-term Debt [Line Items]
Short-term borrowings	310,609	¥ 62,805
Secured Call Money Weighted Average Interest Rate 0.08%
Short-term Debt [Line Items]
Short-term borrowings	¥ 70,000